UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 94.9%
Corporate — 1.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,086,735
Series D, 5.88%, 1/01/34	4,000	4,458,400

		5,545,135

County/City/Special District/School District — 35.7%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,420,600
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,220
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,729,319
6.50%, 5/01/42	1,860	2,108,496
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,378,560
El Monte Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/32	9,620	10,258,191
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	5,867,015
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,265,480
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,210	7,775,480
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,353,753
6.00%, 9/01/34	2,590	2,937,112
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,570	5,001,225
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013A, 5.00%, 8/01/34	4,500	4,792,725

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	$4,000	$4,457,440
Oakland Unified School District/Alameda County, GO, Election of 2012, 6.63%, 8/01/38	1,250	1,339,263
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	7,596,634
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,459,381
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,319,650
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,100	4,497,044
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	9,340	9,670,543
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,180	6,523,299
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39 (a)	2,500	2,660,850

		116,419,280

Education — 4.2%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,741,875
San Francisco University, 6.13%, 10/01/36	1,645	1,885,088
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,734,075
California School Finance Authority, RB:
Alliance College, Series A, 6.00%, 7/01/33	1,500	1,508,595
Alliance College, Series A, 6.30%, 7/01/43	3,000	3,013,890

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
California School Finance Authority, RB (concluded):
Value Schools, 6.65%, 7/01/33	$595	$594,345
Value Schools, 6.90%, 7/01/43	1,330	1,323,337

		13,801,205

Health — 15.6%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	2,000	2,069,320
Series A, 6.00%, 8/01/30	2,270	2,574,680
California Health Facilities Financing Authority, RB:
Children's Hospital, Series A, 5.25%, 11/01/41	11,090	11,227,183
St. Joseph Health System, Series A, 5.75%, 7/01/39	990	1,100,593
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,684,650
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	10,898,700
Providence Health, 6.50%, 10/01/38	3,625	4,156,679
Series A, 6.50%, 11/01/38	1,000	1,118,630
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,127,092

		50,957,527

Housing — 1.1%
County of Santa Clara Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,500,140

State — 12.1%
California State Public Works Board, LRB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,488,200
Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
California State Public Works Board, RB:
Department of Corrections and Rehabilitation, Sub-Series I-1, 6.38%, 11/01/34	$4,400	$5,065,984
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	1,465	1,665,075
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	247,746
State of California, GO, Various Purposes:
6.00%, 4/01/38	15,000	17,081,100
6.00%, 11/01/39	3,345	3,854,611

		39,402,716

Tobacco — 1.8%
California Statewide Financing Authority, RB, Tobacco Settlement:
Series A, 6.00%, 5/01/43	1,300	1,175,174
Series B, 6.00%, 5/01/43	5,000	4,519,900

		5,695,074

Transportation — 8.2%
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,058,610
5.75%, 3/01/34	1,000	1,067,620
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,554,252
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,291,990
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,353,730
Senior Series B, 5.75%, 7/01/39	900	997,686
County of San Joaquin Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,801,754
San Francisco City & County Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,065	5,762,299

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Transportation (concluded)
San Francisco City & County Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	$1,440	$1,499,011
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,050	5,166,049

		26,553,001

Utilities — 14.5%
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/35	6,000	6,404,580
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	2,992,183
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,780,846
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	8,420	8,772,209
Los Angeles Department of Water & Power, RB:
Series B, 5.00%, 7/01/43	5,500	5,755,530
Sub-Series A-1, 5.25%, 7/01/38	3,000	3,184,770
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,275,240
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,381,539
5.25%, 5/01/33	2,810	3,073,718
San Diego Public Facilities Financing Authority, Refunding RB, Sewer Improvements, Senior Series A:
5.25%, 5/15/34	2,000	2,143,860
5.38%, 5/15/34	3,910	4,233,592
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,295	2,403,324

		47,401,391

Total Municipal Bonds — 94.9%		309,275,469

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California — 69.9%
County/City/Special District/School District — 30.9%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	$9,870	$10,398,539
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,000	5,152,600
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	15,693,777
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	10,633,231
Election of 2008, Series C, 5.25%, 8/01/39 (c)	9,680	10,439,299
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,828	4,408,889
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,623,413
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
Sales Tax, 5.00%, 7/01/30	6,000	6,272,820
5.00%, 7/01/34	5,439	5,685,798
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	16,124,814
Sonoma County Junior College District, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,247,215

		100,680,395

Education — 14.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	13,845	14,827,026
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	1,050	1,073,993
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	9,010,765
Series L, 5.00%, 5/15/40	11,597	12,067,323
Series O, 5.75%, 5/15/34	2,805	3,167,228

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (continued)
Education (concluded)
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	$6,161	$6,461,461

		46,607,796

Health — 3.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC, NPFGC), 5.00%, 11/15/42	10,002	10,018,545

Transportation — 1.5%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,096,785

Utilities — 20.1%
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/34	7,500	8,079,525
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	4,960,401
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	15,828,145
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,675,430
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	21,415,400

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (concluded)
Utilities (concluded)
Metropolitan Water District of Southern California, RB (concluded):
Series C, 5.00%, 7/01/35	$7,145	$7,584,616

		65,543,517

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 69.9%		227,947,038

Total Long-Term Investments (Cost — $513,802,153) — 164.8%		537,222,507

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.00% (d)(e)	382,379	382,379

Total Short-Term Securities (Cost — $382,379) — 0.1%		382,379

Total Investments (Cost — $514,184,532*) — 164.9%		537,604,886
Other Assets Less Liabilities — 2.5%		7,906,321
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.9%)		(113,658,804)
VRDP Shares, at Liquidation Value — (32.5%)		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$325,952,403

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$400,582,662
Gross unrealized appreciation	$26,341,534
Gross unrealized depreciation	(2,959,500)
Net unrealized appreciation	$23,382,034

Notes to Schedule of Investments
(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Piper Jaffray	$2,660,850	$45,900

(b)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018 is $14,704,685.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BIF California Municipal Money Fund	4,979,601	(4,597,222)	382,379	—

(e)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(200)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$25,471,875	$(233,078)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$537,222,507	—	$537,222,507
Short-Term Securities	$382,379	—	—	382,379
Total	$382,379	$537,222,507	—	$537,604,886

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(233,078)	—	—	$(233,078)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$354,000	—	—	$354,000
Liabilities:
TOB trust certificates	—	$(113,640,190)	—	(113,640,190)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$354,000	$(219,540,190)	—	$(219,186,190)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2013	6

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 23, 2013